UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

811-23563
Investment Company Act file number

175 S. Third
Suite 200
Columbus, OH 43215
(Address of principal executive offices) (Zip code)

William Zell
175 S. Third
Suite 200
Columbus, OH 43215

(Name and address of agent for service)

Registrant's telephone number, including area code:
888-484-1944

Date of fiscal year end: March 31

Date of reporting period: June 8, 2021 – June 30, 2021

Item 1. Proxy Voting Record.

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Zell Capital

/s/ William Zell
William Zell, Chief Executive Officer

Date: 11/23/2021